Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 9 - TAXES ON INCOME:

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD, Inc. is taxed under U.S. tax laws. Accordingly, the applicable federal corporate tax rate in 2019 is 21%. State tax may also apply.

Taxation in Israel

The corporate tax rate was 23% in 2019 and will be 23% thereafter.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 17.15%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

InspireMD Ltd. has been granted a “Beneficiary Enterprises” status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005. The tax benefits derived from any such Beneficiary Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

The main benefit, to which InspireMD Ltd. is entitled, conditional upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and five to eight years of a reduced tax rate of 10% to 23% from tax on income derived from beneficiary activities in facilities in Israel. The two-year exemption starts only when the Company starts to pay taxes after using all tax offsetting losses. The tax benefit period is twelve years from the year of election, which means that after a year of election, the two-year exemption and eight years of reduced tax rate can only be used within the next twelve years. The Company elected the year 2007, as a year of election and 2011 as an additional year of election.

In the event of a distribution of tax-exempt income attributable to “Beneficiary Enterprises” as a cash dividend, the Company will be required to pay tax at a rate of 10% to 23% on the amount distributed, subject to certain conditions. In addition, dividends originating from income attributable to the “Beneficiary Enterprises” will be subject to a 20% withholding tax.

Should InspireMD Ltd. derive income from sources other than the “Beneficiary Enterprises” during the period of benefits, such income shall be taxable at the regular corporate tax rate.

1)	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon InspireMD Ltd. fulfilling the conditions stipulated by the law, regulations published thereunder and the instruments of approval for the specific investments in approved assets. In the event of failure to comply with these conditions, the benefits may be cancelled, and InspireMD Ltd. may be required to refund the amount of the benefits, in whole or in part, with the addition of interest and linkage.

The Company opted not to apply for Preferred Enterprise status (as defined in the Amendment of the Law for the Encouragement of Capital Investments, 1959).

c.	Carry forward tax losses

As of December 31, 2019, the Company had a net carry forward tax loss of approximately $43 million, of which approximately $36 million (arising before January 1, 2018), expires until 2037, and approximately $7 million, which does not expire, but is limited to offset 80% of the net income in the year it is utilized.

Under the U.S. tax laws, for net operating losses (NOLs) arising after December 31, 2017, the Tax Cuts and Jobs Act enacted on December 22, 2017 (the “2017 Act”) limits a taxpayer’s ability to utilize NOL carryforwards to 80% of taxable income.

In addition, NOLs arising after 2017 can be carried forward indefinitely, but carryback is generally prohibited. NOLs generated in tax years beginning before January 1, 2018, will not be subject to the foregoing taxable income limitation and will continue to have a two-year carryback and twenty-year carryforward period.

As of December 31, 2019, InspireMD Ltd., an Israeli subsidiary, had a net carry forward tax loss of approximately $82 million. Under Israeli tax laws, the carry forward tax losses can be utilized indefinitely.

d.	Loss before income taxes

The components of loss before income taxes are as follows:

	Year ended December 31
	2019	2018
	($ in thousands)
Loss before taxes on income:
InspireMD, Inc.	$(3,687)	$(2,884)
Subsidiaries	(6,329)	(4,356)
	$(10,016)	$(7,240)

e.	Current taxes on income

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the change in subsidiary tax rates and the change in valuation allowance in respect of tax benefits from carried forward tax losses due to uncertainty of the realization of such tax benefits and changes in tax rates following the 2017 Act.

The changes in the valuation allowance for the year ended December 31, 2019 and 2018 were as follows:

	Year ended December 31
	2019	2018
	($ in thousands)
Balance at the beginning of the year	$27,640	$27,240
Changes during the year:
Losses during the year (including foreign exchange rate effect)	3,541	400
Balance at the end of the year	$31,181	$27,640

f.	Accounting for Uncertain Tax position

Following is a reconciliation of the total amounts of the Company’s uncertain tax positions during the year ended December 31, 2019:

	Year ended December 31,
	2019	2018
	($ in thousands)
Balance at beginning of period	$28	$28
Increase in uncertain tax positions because of tax positions taken during the year	16	-
Balance at end of period	$44	$28

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
U.S.	2016-2019
Israel	2015-2019
Germany	2016-2019
United Kingdom	2014-2015

g.	Deferred income tax:

	December 31,
	2019	2018
	($ in thousands)

Long-term:
Allowance for doubtful accounts	-	3
Allowance for bonus	57	-
Provision for vacation and recreation pay	35	38
R&D expenses	589	339
Operating lease right of use assets	(215)	-
Operating lease liabilities	233	-
Share-based compensation	2,596	2,581
Carry forward tax losses	27,854	24,643
Accrued severance pay, net	32	36
	31,181	27,640
Less-valuation allowance	(31,181)	(27,640)
	-	-